Key Sources of Estimation Uncertainty (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Key Sources of Estimation Uncertainty [Line Items]
Impairment losses (in Dollars)	$ 995,821
Bottom of Range [Member]
Key Sources of Estimation Uncertainty [Line Items]
Useful lives of property, plant and equipment	5 years
Useful lives of intangible assets	1 year
Top of Range [Member]
Key Sources of Estimation Uncertainty [Line Items]
Useful lives of property, plant and equipment	30 years
Useful lives of intangible assets	5 years